Taxation - Summary of Reconciliation of Income Tax (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxation [Abstract]
Applicable tax rate	25.00%	25.00%	25.00%